INCOME TAXES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
CADV Ventures S.A [Member]
SCHEDULE OF INCOME TAX EXPENSE
For the years ended December 31,
	2025	2024
	US$	US$
Current tax expense	—	—
Deferred tax expense	—	—
Income tax expenses	—	—

SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION

A reconciliation of the income tax expense determined at the Poland statutory income tax rate to the Company’s actual income tax expense is as follows:

	For the years ended December 31,
	2025	2024
	US$	US$
Income/(loss) before income tax expense	110,132	(502,769)
Statutory income tax rate	19%	19%
Income tax at Poland statutory income tax rate	20,925	(95,526)
Tax effect of non-taxable items	1,160	14
Tax effect of waived interest payable to related parties	13,764	—
Tax effect of non-deductible offering expenses	19,000	—
Change in valuation allowance of deferred tax assets	(54,849)	95,512
Income tax expense	—	—
Effective income tax rate	0%	0%

SCHEDULE OF DEFERRED TAX ASSETS

The Company’s deferred tax assets at December 31, 2025 and 2024 were as follows:

	As of December 31,
	2025	2024
	US$	US$
Deferred tax assets
Net operating loss carried forward	47,441	87,249
Other temporary differences	3,940	5,438
Total deferred tax assets	51,381	92,687
Less, valuation allowance	(51,381)	(92,687)
Deferred tax assets, net	—	—

SCHEDULE OF DEFERRED TAX VALUATION ALLOWANCE

The movement of the Company’s deferred tax valuation allowance for the years ended December 31, 2025 and 2024 were as follows:

	As of December 31,
	2025	2024
	US$	US$
Balance at beginning of the year	92,687	—
Addition of valuation allowance	—	95,512
Reversal of valuation allowance	(54,849)	—
Foreign exchange translation adjustment	13,543	(2,825)
Balance at end of the year	51,381	92,687

Kukugan Invest [Member]
SCHEDULE OF INCOME TAX EXPENSE

	Successor	Predecessor
	For the period from January 6 through June 30,	For the period from January 1 through 5	For the six months ended June 30
	2026	2026	2025
	US$	US$	US$
Current tax expense	—	—	—
Deferred tax expense	—	—	—
Income tax expenses	—	—	—

SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION

All the Group’s operation is conducted through its subsidiary, CADV, therefore the profit/loss before tax is entirely generated from the Republic of Poland. A reconciliation of the income tax expense determined at the Poland statutory income tax rate to the Company’s actual income tax expense is as follows:

	Successor		Predecessor
	For the period from January 6 through June 30,		For the period from January 1 through 5,		For the six months ended June 30,
	2026		2026		2025
	US$		US$		US$
(Loss) income before income tax expense	(105,668)	100%	(333)	100%	190,748	100%
Statutory income tax rate	19%		19%		19%
Income tax at Poland statutory income tax rate	(20,077)	19%	(63)	19%	36,242	19%
Tax effect of non-deductible items	386	0.4%	—	—	60	0.03%
Tax effect of non-deductible IPO expenses	28,135	26.6%	—	—	—	—
Change in valuation allowance of deferred tax assets	(8,445)	(8.0)%	63	19%	(36,302)	(19)%
Income tax expense	—	—	—	—	—	—
Effective income tax rate	0%		0%		0%

SCHEDULE OF DEFERRED TAX ASSETS

The Group’s deferred tax assets at June 30, 2026 and December 31, 2025 were as follows:

	Successor	Predecessor
	As of June 30,	As of December 31,
	2026	2025
	US$	US$
Deferred tax assets
Net operating loss carried forward	33,716	47,441
Other temporary differences	6,809	3,940
Total deferred tax assets	40,525	51,381
Less, valuation allowance	(40,525)	(51,381)
Deferred tax assets, net	—	—

SCHEDULE OF DEFERRED TAX VALUATION ALLOWANCE

The movement of the Group’s deferred tax valuation allowance for the Successor period from January 6 through June 30, 2026 and for the Predecessor periods from January 1 through 5, 2026 and for the six months ended June 30, 2025 were as follows:

	Successor	Predecessor
	For the period from January 6 through June 30,	For the period from January 1 through January 5,	For the six months ended June 30,
	2026	2026	2025
	US$	US$	US$
Balance at beginning of the period	51,420	51,381	92,687
Addition of valuation allowance	—	63	—
Reversal of valuation allowance	(8,445)	—	(36,302)
Foreign exchange translation adjustment	(2,450)	(24)	4,587
Balance at end of the period	40,525	51,420	60,972